Average Annual Total Returns - Canterbury Portfolio Thermostat Fund		12 Months Ended	60 Months Ended	113 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [2]
MSCI World Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	21.60%	12.66%	13.07%
Canterbury Portfolio Thermostat Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		12.68%	4.86%	4.21%
Performance Inception Date		Aug. 02, 2016
Canterbury Portfolio Thermostat Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3],[4]	12.68%	4.16%	3.73%
Canterbury Portfolio Thermostat Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3],[4]	7.51%	3.64%	3.23%

[1]	The MSCI World Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Currently, the MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The performance of the index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees or taxes with a mutual fund, such as investment management and fund accounting fees. An individual cannot invest directly in an index.
[2]	The inception of the Fund was August 2, 2016.
[3]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.